Long term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Long-term Debt - Principal payments
December 31, 2014	$ 18,286
December 31, 2015	28,215
December 31, 2016	96,745
December 31, 2017	3,941
December 31, 2018	43,147
December 31, 2019 and thereafter	0
Total	$ 190,334